Main Regulations - Additional Information (Detail) $ in Millions, $ in Millions																		12 Months Ended
		Dec. 12, 2025	Jul. 31, 2025	Jul. 07, 2025	Apr. 30, 2025	Apr. 21, 2025	Jan. 27, 2025	Sep. 02, 2024	Dec. 13, 2023	Aug. 26, 2023	Jul. 24, 2023	Jul. 21, 2023 ARS ($)	Mar. 28, 2023	Feb. 22, 2023	Dec. 01, 2022 ARS ($)	Oct. 05, 2020	Mar. 04, 2020	Dec. 31, 2025 USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 29, 2026 $ / bbl	May 19, 2020 $ / bbl
Main regulations [line items]
General tax rate	[1]																	27.58%	25.32%	25.29%
Compensations from the National Government for the Plan GasAr 2020-2024																		$ 483
Personal assets tax rate																		0.50%
Percentage rate variation in the CPI																						15.00%	30.00%	55.00%
Tax rate of distribution of dividends and profits to individuals undivided estates and foreign beneficiaries																					7.00%
No certificates of Argentine deposits representing foreign shares jointly exceeding																		$ 100,000
Percentage of weighted average cost of capital employed rate					7.64%
Percentage of general service customers rate					3.00%
Amount of received compensation from national government																		80
Tax rate for an inclusive and solidary Argentina [member]
Main regulations [line items]
Percentage of tax rate on services acquired abroad											25.00%
Percentage of tax rate on contracting services and freight services								7.50%			7.50%
Percentage tax rate for import of goods									17.50%		7.50%
Tax benefits for price agreements [member]
Main regulations [line items]
Percentage of export duty after reduction										0.00%
2022 or 2023 [member]
Main regulations [line items]
Percentage of prepayments of tax arrived without considering the tax losses												15.00%
Taxable income minimum excluding tax loss carry forwards												$ 600
Investment Promotion Regime for the Exploitation of Hydrocarbons - Decree No. 929/2013 [member]
Main regulations [line items]
Direct investment in foreign currency																		1,000
Direct investment in foreign currency amended by law																		$ 250
Percentage of sale on production of liquid and gaseous hydrocarbons																		20.00%
Percentage of export duty for liquid and gaseous hydrocarbons																		0.00%
Wheat, corn and sorghum [member]
Main regulations [line items]
Export duty percentage																	12.00%
Soybean [Member]
Main regulations [line items]
Export tax rate		24.00%	26.00%				26.00%									33.00%
Soybean Byproducts [Member]
Main regulations [line items]
Export tax rate		22.50%	24.50%				24.50%									31.00%
Grains [Member]
Main regulations [line items]
Export tax rate			9.50%				9.50%
Corn And Sorghum [Member]
Main regulations [line items]
Export tax rate		8.50%
Wheat [Member]
Main regulations [line items]
Export tax rate		7.50%
Changes in tax rates or tax laws enacted or announced [member]
Main regulations [line items]
Minimum investment for deferral of tax adjustment for inflation															$ 30,000
Changes in tax rates or tax laws enacted or announced [member] | Imported Diesel [member]
Main regulations [line items]
General tax rate														20.00%
Changes in tax rates or tax laws enacted or announced [member] | Imported Gasoline [member]
Main regulations [line items]
General tax rate														17.00%
Bottom of range [member]
Main regulations [line items]
General tax rate																					25.00%
Floating rate for hydrocarbon export duties																									0.00%	0.00%
Brent crude price | $ / bbl																									65	45
Top of range [member]
Main regulations [line items]
General tax rate																					35.00%
Floating rate for hydrocarbon export duties																									8.00%	8.00%
Brent crude price | $ / bbl																									80	60
Top of range [member] | Agricultural products [member]
Main regulations [line items]
Export tax rate																	33.00%
Metrogas [member]
Main regulations [line items]
Public distribution service term																		35 years
License renewal term																		10 years
Additional license renewal term																		20 years
Distribution license																		35 or 45-year period
Hydrocarbon Distribution [member]
Main regulations [line items]
Consent expression term																		10 years
Permit of conventional exploration term																		3 years
Permit of extension of conventional exploration term																		5 years
Permit of unconventional exploration term																		4 years
Permit of extension of unconventional exploration term																		5 years
Permit of continental shelf and territorial waters exploration term																		3 years
Permit of extension of continental shelf and territorial waters exploration term																		1 year
Conventional exploitation concession term																		25 years
Unconventional exploitation concession term																		35 years
Continental shelf and territorial water concession term																		30 years
Percentage reduction in the concession fee																		5.00%
Transportation concession term																		35 years
Term of extension of transportation concession																		10 years
New exploitation concession term																		10 years
Percentage of royalty at bidder discretion																		15.00%
Percentage of maximum authorized capacity from third parties																		5.00%
Program of shipments or deliveries term																		1 year
Hydrocarbon Distribution [member] | Bottom of range [member]
Main regulations [line items]
Percentage of advance fee																		12.00%
Hydrocarbon Distribution [member] | Top of range [member]
Main regulations [line items]
Percentage of advance fee																		18.00%
Large Investment Incentive Regime [Member] | Bottom of range [member]
Main regulations [line items]
Direct investment in foreign currency																		$ 200,000,000
Large Investment Incentive Regime [Member] | Top of range [member]
Main regulations [line items]
Direct investment in foreign currency																		$ 900,000,000
Liquid Hydrocarbon Exports [member]
Main regulations [line items]
Minimum period for which the export volume shall be authorized													1 year
Export Duty Rate [member]
Main regulations [line items]
Export duty percentage																						4.50%
free LNG export authorization [Member]
Main regulations [line items]
Export permit term																		30 years
LNG Export Projects [Member]
Main regulations [line items]
Export permit term						63 years
Updated of export permit term						5 years
National Energy Sector [Member]
Main regulations [line items]
Renewable energies term				180 days

[1]	Corresponds to the average projected tax rate of YPF and its subsidiaries in compliance with amendment to Law No. 27,630, see Note 35.h.1).